Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Monetta Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Monetta Fund
Account Value	$ 30,156	$ 23,540	$ 17,929	$ 24,877	$ 21,112	$ 16,314	$ 12,716	$ 13,157	$ 11,039	$ 10,319	$ 10,000
Monetta Young Investor Growth Fund
Account Value [Line Items]
Line Graph and Table Measure Name	Monetta Young Investor Growth Fund
Account Value	$ 32,131	25,175	18,965	25,558	20,800	17,266	13,023	13,751	11,171	10,140	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138	10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138	$ 10,000